Distributions	12 Months Ended
Dec. 31, 2011
Distributions
Distributions

(11)             Distributions

For federal income tax purposes, distributions may consist of ordinary dividend income, non-taxable return of capital, capital gains or a combination thereof.  Distributions to the extent of the Company’s current and accumulated earnings and profits for federal income tax purposes are taxable to the recipient as either ordinary dividend income or capital gain distributions.  Distributions in excess of these earnings and profits (calculated for income tax purposes) will constitute a non-taxable return of capital rather than ordinary dividend income or a capital gain distribution and will reduce the recipient’s basis in the shares to the extent thereof, and thereafter will constitute taxable gain. Distributions in excess of earnings and profits that reduce a recipient’s basis in the shares have the effect of deferring taxation of the amount of the distribution until the sale of the stockholder’s shares.

In order to maintain the Company’s status as a REIT, the Company must distribute at least 90% of its taxable income, subject to certain adjustments, to its stockholders.  For the years ended December 31, 2011 and 2010, the Company’s taxable income was $29,570 and $32,544, respectively.  The Company declared distributions to its common stockholders totaling $50,589 and $49,008 or $0.57 on an annual basis per share for the years ended December 31, 2011 and 2010, respectively.  Future distributions are determined by the Company’s board of directors.  The Company expects to continue paying distributions to maintain its status as a REIT.  The Company annually notifies its stockholders of the taxability of distributions paid during the preceding year.  The following table sets forth the taxability of distributions on common shares, on a per share basis, paid in 2011 and 2010:

	2011 (a)	2010 (b)

Ordinary income	$0.332	0.391
Non-taxable return of capital	0.238	0.179
Qualified Dividends (c)	0.016	0.008

(a)

The December distribution declared on December 19, 2011, with a record date of January 3, 2012 and a payment date of January 17, 2012, is reportable for tax purposes in 2012 and is not reflected in the 2011 allocation.

(b)

The December distribution declared on December 17, 2010, with a record date of December 31, 2010 and payment date of January 18, 2011, is reportable for tax purposes in 2011 and is not reflected in the 2010 allocation.

(c)	Represents additional characterization of amounts included in Ordinary income

Holders of our Series A Preferred Stock are entitled to receive, when and as authorized by the Board of Directors, cumulative preferential cash distributions based on the stated rate and liquidation preference per annum.  The Company declared $948, or $0.38 per share, during the year ended December 31, 2011.  The following table sets forth the taxability of distributions on preferred shares, on a per share basis, paid in 2011:

2011 (a)

Ordinary income	$0.389
Qualified dividends (b)	0.019

(a)

The December distribution declared on December 15, 2011, with a record date of January 1, 2012 and a payment date of January 17, 2012, is reportable for tax purposes in 2012 and is not reflected in the 2011 allocation.

(b)	Represents additional characterization of amounts included in Ordinary income